Annual Total Returns[BarChart] - Pharmaceuticals UltraSector ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	24.68%	18.38%	50.52%	29.88%	5.80%	(6.32%)	15.04%	(14.92%)	19.98%	15.48%